Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bonds, non-current	[1]	₩ 995,976		₩ 1,948,541
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	[2]	(599,825)		(499,796)
Bonds, non-current	[2]	877,641		978,406
Foreign currencies [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	[1]	(1,015,760)
Bonds	[1]	1,015,760	$ 857	861,675	$ 792
Bonds, non-current	[1]			861,675
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	1,320,000		1,320,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	160,000		160,000
Gross carrying amount [member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[3]	0		326,400
Gross carrying amount [member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[3]	118,550		108,800
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	(2,534)		(1,798)
Denominated bonds at amortized costs [Member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	[3]			(323,579)
Bonds, non-current	[3]	₩ 118,335		₩ 108,460
Bonds issued and outstanding [member] | Foreign currencies [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	August 2024
Bonds, adjustment to interest rate basis	[1]			1.50%	1.50%
Bonds issued and outstanding [member] | Denominated bonds at amortized costs [Member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[3]	November 2021
Bonds issued and outstanding [member] | Denominated bonds at amortized costs [Member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[3]	April 2023
Bonds, interest rate basis, description	[3]	3ML + 1.47
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	February 2022
Bonds issued and outstanding, annual interest rate	[2]	2.29%	2.29%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	May 2022
Bonds issued and outstanding, annual interest rate	[2]	3.25%	3.25%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	September 2026
Bonds issued and outstanding, annual interest rate	[2]	2.95%	2.95%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	May 2033
Bonds issued and outstanding, annual interest rate	[2]	4.25%	4.25%
Denominated bonds at amortized costs [Member] | Gross carrying amount [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds | $	[3]		$ 100		$ 400
Denominated bonds at amortized costs [Member] | Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[3]	₩ (215)		₩ (3,161)

[1]	Reclassified to current considering the bondholders’ right to redeem before maturity (put option).
[2]	Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.
[3]	Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly or semi-annually.